Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended		54 Months Ended	60 Months Ended	96 Months Ended		108 Months Ended		120 Months Ended
	Jul. 31, 2024	Jul. 31, 2024		Jul. 31, 2024 [10]	Jul. 31, 2024	Jul. 31, 2024		Jul. 31, 2024		Jul. 31, 2024
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | S&P High Yield Dividend Aristocrats Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P High Yield Dividend Aristocrats Index
Average Annual Return, Percent	9.55%				9.16%					10.48%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	22.15%				15.00%					13.15%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | IDIVX with maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IDIVX with maximum sales charge
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | IDIVX without maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IDIVX without maximum sales charge
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | Class A without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.38%				10.96%					9.98%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class A | Class A with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.38%				9.83%					9.42%
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | S&P High Yield Dividend Aristocrats Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P High Yield Dividend Aristocrats Index
Average Annual Return, Percent	9.55%				9.16%			10.46%	[1]
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	22.15%				15.00%			13.40%	[1]
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | IDHCX without CDSC [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IDHCX without CDSC
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | Class C without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.55%				10.13%			9.57%	[1]
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class C | Class C with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.55%				10.13%			9.57%	[1]
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I | S&P High Yield Dividend Aristocrats Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P High Yield Dividend Aristocrats Index
Average Annual Return, Percent	9.55%				9.16%	9.48%	[2]
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	22.15%				15.00%	14.39%	[2]
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I | IDHIX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IDHIX
Integrity Dividend Harvest Fund | Integrity Dividend Harvest Fund, Class I | Class I(IDHIX) [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.73%				11.24%	9.97%	[2]
Integrity Dividend Summit Fund | Class A | Dow Jones U.S. Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent	15.10%	13.39%	[3]
Integrity Dividend Summit Fund | Class A | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	22.15%	27.11%	[3]
Integrity Dividend Summit Fund | Class A | APAYX with maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	APAYX with maximum sales charge
Integrity Dividend Summit Fund | Class A | APAYX without maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	APAYX without maximum sales charge
Integrity Dividend Summit Fund | Class A | Class A without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%	13.94%	[3]
Integrity Dividend Summit Fund | Class A | Class A with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.33%	9.35%	[3]
Integrity Dividend Summit Fund | Class C | Dow Jones U.S. Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent	15.10%	13.39%	[4]
Integrity Dividend Summit Fund | Class C | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	22.15%	27.11%	[4]
Integrity Dividend Summit Fund | Class C | CPAYX without CDSC [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CPAYX without CDSC
Integrity Dividend Summit Fund | Class C | Class C without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.08%	13.95%	[4]
Integrity Dividend Summit Fund | Class C | Class C with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%	13.95%	[4]
Integrity Dividend Summit Fund | Class I | Dow Jones U.S. Select Dividend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select Dividend Index
Average Annual Return, Percent	15.10%	13.39%	[5]
Integrity Dividend Summit Fund | Class I | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	22.15%	27.11%	[5]
Integrity Dividend Summit Fund | Class I | IPAYX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IPAYX
Integrity Dividend Summit Fund | Class I | Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.04%	13.97%	[5]
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	22.15%				15.00%					13.15%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A | IGIAX with maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IGIAX with maximum sales charge
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A | IGIAX without maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IGIAX without maximum sales charge
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A | Class A without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.66%				13.46%					11.02%
Integrity Growth & Income Fund | Integrity Growth & Income Fund Class A | Class A with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.57%				12.31%					10.46%
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	22.15%				15.00%			13.40%	[6]
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C | IGIUX without CDSC [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IGIUX without CDSC
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C | Class C without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.75%				12.75%			11.04%	[6]
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class C | Class C with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.75%				12.75%			11.04%	[6]
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I | S&P 500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR Index
Average Annual Return, Percent	22.15%				15.00%	14.39%	[7]
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I | IGIVX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IGIVX
Integrity Growth & Income Fund | Integrity Growth & Income Fund, Class I | Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.95%				13.75%	13.66%	[7]
Integrity High Income Fund | Integrity High Income Fund Class A | Bloomberg U.S. Corporate High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return, Percent	11.05%				4.22%					4.65%
Integrity High Income Fund | Integrity High Income Fund Class A | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.10%				0.19%					1.61%
Integrity High Income Fund | Integrity High Income Fund Class A | IHFAX with maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IHFAX with maximum sales charge
Integrity High Income Fund | Integrity High Income Fund Class A | IHFAX without maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IHFAX without maximum sales charge
Integrity High Income Fund | Integrity High Income Fund Class A | Class A without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.78%				3.82%					4.24%
Integrity High Income Fund | Integrity High Income Fund Class A | Class A with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.07%				2.94%					3.79%
Integrity High Income Fund | Integrity High Income Fund Class C | Bloomberg U.S. Corporate High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Integrity High Income Fund | Integrity High Income Fund Class C | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Integrity High Income Fund | Integrity High Income Fund Class C | IHFCX without CDSC [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IHFCX without CDSC
Integrity High Income Fund | Class C | Class C without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.95%				3.08%					3.46%
Integrity High Income Fund | Class C | Class C with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.95%				3.08%					3.46%
Integrity High Income Fund | Class C | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.10%				0.19%					1.61%
Integrity High Income Fund | Class C | Bloomberg U.S. Corporate High Yield Bond Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%				4.22%					4.65%
Integrity High Income Fund | Integrity High Income Fund, Class I | Bloomberg U.S. Corporate High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield Bond Index
Average Annual Return, Percent	11.05%				4.22%	5.16%	[8]
Integrity High Income Fund | Integrity High Income Fund, Class I | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.10%				0.19%	0.95%	[8]
Integrity High Income Fund | Integrity High Income Fund, Class I|IHFIX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	IHFIX
Integrity High Income Fund, Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%				4.08%	4.97%	[8]
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | ICPAX without maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICPAX without maximum sales charge
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | ICPAX with maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICPAX with maximum sales charge
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | S&P 1500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 TR Index
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class A | S&P 1500 Energy TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Energy TR Index
Integrity Mid-North American Resources Fund | Class A | Class A Without Sales Charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.31%				8.06%					(1.49%)
Integrity Mid-North American Resources Fund | Class A | Class A with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.77%				6.93%					(1.99%)
Integrity Mid-North American Resources Fund | Class A | S&P 1500 TR Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.57%				14.41%					12.89%
Integrity Mid-North American Resources Fund | Class A | S&P 1500 Energy TR Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.88%				13.61%					3.12%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | S&P 1500 Energy TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Energy TR Index
Average Annual Return, Percent	9.88%				13.61%					3.12%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | S&P 1500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 TR Index
Average Annual Return, Percent	21.57%				14.41%					12.89%
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | ICPUX without CDSC [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICPUX without CDSC
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | Class C without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.82%				7.52%					(1.99%)
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class C | Class C with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.82%				7.52%					(1.99%)
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I | S&P 1500 Energy TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 Energy TR Index
Average Annual Return, Percent	9.88%				13.61%	8.43%	[9]
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I | S&P 1500 TR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 1500 TR Index
Average Annual Return, Percent	21.57%				14.41%	14.06%	[9]
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I | ICWIX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICWIX
Integrity Mid-North American Resources Fund | Integrity Mid-North American Resources Fund, Class I | Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.96%				8.65%	4.29%	[9]
Integrity Short Term Government Fund | Class A | ICE BofA 1-3 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.35%			1.16%
Integrity Short Term Government Fund | Class A | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.10%			(0.39%)
Integrity Short Term Government Fund | Class A | MDSAX with maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MDSAX with maximum sales charge
Integrity Short Term Government Fund | Class A | MDSAX without maximum sales charge [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MDSAX without maximum sales charge
Integrity Short Term Government Fund | Class A | Class A without sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.49%			0.58%
Integrity Short Term Government Fund | Class A | Class A with sales charge [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.32%			0.13%
Integrity Short Term Government Fund | Class I | ICE BofA 1-3 Year U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year U.S. Treasury Index
Average Annual Return, Percent	5.35%				1.31%					1.26%
Integrity Short Term Government Fund | Class I | Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.10%				0.19%					1.61%
Integrity Short Term Government Fund | Class I | MDSIX [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MDSIX
Integrity Short Term Government Fund | Class I | Class I [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.75%				0.99%					1.18%

[1]	Inception Date of 8/3/2015
[2]	Inception Date of 8/1/2016
[3]	Inception Date of 5/1/2023
[4]	Inception Date of 5/1/2023
[5]	Inception Date of 5/1/2023
[6]	Inception Date of 8/3/2015
[7]	Inception Date of 8/1/2016
[8]	Inception Date of 8/1/2016
[9]	Inception Date of 8/1/2016
[10]	Inception Date of 1/17/2020